UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street,  Omaha, NE    68137

(Address of principal executive offices)(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

6/30

Date of reporting period:  6/30/11

Item 1.  Reports to Stockholders.

PSI MARKET NEUTRAL FUND
PSI TOTAL RETURN FUND
PSI STRATEGIC GROWTH FUND
PSI TACTICAL GROWTH FUND

ANNUAL REPORT

JUNE 30, 2011

1-888-9-BUYPSI

(1-888-928-9774)

Distributed by Northern Lights Distributors, LLC

Member FINRA

Dear Shareholder:

We are pleased to present the first annual report for the four Portfolio Strategies, Inc. (PSI) mutual funds ending June 30, 2011.

Over the last several years, we have seen the volatility of most markets increase significantly. We think these fluctuations will continue and investors will be well served to find investments that can react to this volatility. Our goal is to help investors with investments that can lower their portfolios correlation to the overall markets and provide the opportunity for gains. To that end, we have created four different funds to achieve that goal: PSI Market Neutral Fund, PSI Strategic Growth Fund, PSI Tactical Growth Fund, and PSI Total Return Fund.

Here is a brief overview of each fund:

Market Neutral Fund:  FXMAX

Investment Strategy

The Market Neutral Fund employs a market neutral trading model designed to exploit market anomalies that have historically caused a predictable pattern of leadership rotation among major stock indices and sectors that has been repeated month after month. Unlike typical investment strategies that are correlated to the markets and may suffer significant declines during periods of adverse market volatility, the Market Neutral Fund seeks positive absolute returns with less volatility than the S&P 500 Index.

The performance of the Market Neutral Fund met our objectives and gained 3.57% during the last six months ending 6/30/2011. More importantly than the return, the daily volatility remained minimal thereby allowing investors in this fund to see a slow, steady climb.

Strategic Growth Fund: FXSAX

Investment Strategy

The Strategic Growth Fund provides investors with a combination of money managers in one account. The primary goal of the managers is to make gains in up markets. Its secondary goal is to prevent major losses during market downturns. The purpose of the fund is to achieve a blend of managers idealized for a client’s risk level.

Manager performance is monitored regularly. Inclusion in the fund is based on a history of adding value to a client’s account by capturing the majority of gains in bull markets.

By combining multiple managers, the fund attempts to create a portfolio that stabilizes investment returns, allowing a client to achieve long-term returns by strategically participating in up markets. The Strategic Growth Fund uses a variety of active management techniques to reallocate assets in response to market change.

The long positions in a broad range of equity indices and sectors led to the Strategic Growth Fund’s decline of 0.63% in the trailing six-month period ending 6/30/2011.

1703-NLD-8/9/2011

Tactical Growth Fund:  FXTAX

Investment Strategy

The Tactical Growth Fund provides investors with a combination of money managers in one account. The primary goal of the managers is to prevent major losses during market downturns. The secondary goal is to make gains in up markets. The purpose of the fund is to achieve a blend of managers idealized for a client’s risk level.

Manager performance is monitored regularly. Inclusion in the fund is based on a history of adding value to a client’s account by capturing the majority of gains in bear markets.

By combining multiple managers, the fund attempts to create a portfolio that stabilizes investment returns, allowing a client to achieve long-term returns by avoiding major down markets. The Tactical Growth Fund uses a variety of active management techniques to reallocate assets in response to market change. The fund may lag market performance in up markets, seeking slower steady gains, while keeping more earnings by missing large market corrections.

The return of the Tactical Growth Fund for the six months reporting period ending 6/30/2011 was 1.21%. The returns were generated from the tactical managers tilting to the equity markets and captured a significant amount of the markets rise. During the quarter, adjustments were made to reduce the fund’s market exposure in an effort to avoid market declines.

Total Return Fund: FXBAX

Investment Strategy

The Total Return Fund seeks to provide conservative growth using primarily fixed-income investments.  Total Return attempts to mitigate risk by trying to capture intermediate time-frame movements in the U.S. 30-year government bond and the U.S. dollar in both rising and falling markets.  The return of the Total Return Fund was 0.51% for the semi-annual reporting period ending 6/30/2011. The bond market was almost flat during this period and it was difficult to find significant gains in this sector. The fund was affected because of low interest rates along all bond maturities.

We believe as we enter the late summer and early fall season, that often brings increased volatility, that this fully priced market is susceptible to severe correction. We continue to have confidence that over-exposure to mutual funds such as ours can help to protect assets during this potentially volatile period. With that said, we strongly suggest that you meet with your financial advisor to discuss your portfolio to help meet your individual investment needs and your future goals relative to you risk-tolerance level.

Thank you for your continued confidence and support.

Sincerely,

David Jajewski

President

Definition

S&P 500 Index: The S&P 500 Index is a market capitalization-weighted index of 500 widely held stocks often used as a proxy for the stock market. It measures the movement of the largest issues. You cannot invest directly in an index.

1703-NLD-8/9/2011

PSI Market Neutral Fund

PORTFOLIO REVIEW

June 30, 2011 (Unaudited)

The Fund’s performance figures* for the period ending June 30, 2011, compared to its benchmarks:

	Six Months	Inception** - June 30, 2011
PSI Market Neutral Fund – Class A	3.57%	5.72%
PSI Market Neutral Fund – Class A with load	-2.43%	-0.35%
S&P 500 Total Return Index	6.02%	25.83%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.   Performance figures for periods greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-888-928-9774.

** Inception date is August 23, 2010.

Portfolio Composition as of June 30, 2011:

% of Net Assets
Bond Funds	6.7%
Equity Funds	90.2%
Other, Cash & Cash Equivalents	3.1%
100.0%

                  See accompanying notes to financial statements.

PSI Total Return Fund

PORTFOLIO REVIEW

June 30, 2011 (Unaudited)

The Fund’s performance figures* for the period ending June 30, 2011, compared to its benchmarks:

	Six Months	Inception** - June 30, 2011
PSI Total Return Fund – Class A	0.51%	-0.37%
PSI Total Return Fund – Class A with load	-5.27%	-6.10%
Barclays Aggregate Bond Index	2.72%	1.89%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.   Performance figures for periods greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-888-928-9774.

** Inception date is August 23, 2010.

Portfolio Composition as of June 30, 2011:

% of Net Assets
Bond Funds	74.3%
Bonds & Notes	14.1%
Other, Cash & Cash Equivalents	11.6%
100.0%

                  See accompanying notes to financial statements.

PSI Strategic Growth Fund

PORTFOLIO REVIEW

June 30, 2011 (Unaudited)

The Fund’s performance figures* for the period ending June 30, 2011, compared to its benchmarks:

	Six Months	Inception** - June 30, 2011
PSI Strategic Growth Fund – Class A	-0.63%	11.29%
PSI Strategic Growth Fund – Class A with load	-6.37%	4.89%
S&P 500 Total Return Index	6.02%	25.83%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.   Performance figures for periods greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-888-928-9774.

** Inception date is August 23, 2010.

Portfolio Composition as of June 30, 2011:

% of Net Assets
Bond Funds	9.5%
Equity Funds	67.2%
Bonds & Notes	26.5%
Other, Cash & Cash Equivalents	-3.2%
100.0%

                  See accompanying notes to financial statements.

PSI Tactical Growth Fund

PORTFOLIO REVIEW

June 30, 2011 (Unaudited)

The Fund’s performance figures* for the period ending June 30, 2011, compared to its benchmarks:

	Six Months	Inception** - June 30, 2011
PSI Tactical Growth Fund – Class A	1.21%	10.05%
PSI Tactical Growth Fund – Class A with load	-4.57%	3.73%
S&P 500 Total Return Index	6.02%	25.83%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.   Performance figures for periods greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-888-928-9774.

** Inception date is August 23, 2010.

Portfolio Composition as of June 30, 2011:

% of Net Assets
Bond Funds	9.4%
Equity Funds	73.4%
Bonds & Notes	9.8%
Other, Cash & Cash Equivalents	7.4%
100.0%

                  See accompanying notes to financial statements.

	PSI Market Neutral Fund
	PORTFOLIO OF INVESTMENTS
	June 30, 2011
Shares		Value
	BOND FUNDS - 6.7%
31,999	iShares Barclays 1-3 Year Treasury Bond Fund (Cost - $2,702,741)	$ 2,697,516

	EQUITY FUNDS - 90.2%
	LARGE CAP GROWTH - 25.9%
195,278	ProShares Short Dow30 *	7,887,279
149,050	ProShares UltraShort Dow30 *	2,554,717
		10,441,996
	MID CAP GROWTH - 19.7%
44,648	SPDR S&P MidCap 400 ETF	7,920,555

	SMALL CAP GROWTH - 19.7%
95,705	iShares Russell 2000 Index Fund	7,924,374

	SPECIALTY FUNDS - 24.9%
20,267	iShares Dow Jones Transportation Average Index Fund	1,985,355
32,701	iShares Dow Jones U.S. Real Estate Index Fund	1,971,870
18,522	iShares Nasdaq Biotechnology Index Fund	1,975,557
13,500	Oil Services Holders Trust	2,052,000
29,529	SPDR S&P Metals & Mining ETF	2,049,608
		10,034,390

	TOTAL EQUITY FUNDS (Cost - $35,903,949)	36,321,315

	SHORT-TERM INVESTMENTS - 4.6%
	MONEY MARKET FUNDS - 4.6%
1,861,188	HighMark Diversified Money Market Fund, 0.02% ** (Cost $1,861,188)	1,861,188

	TOTAL INVESTMENTS - 101.5% (Cost - $40,467,878) (a)	$ 40,880,019
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.5) %	(610,412)
	NET ASSETS - 100.0%	$ 40,269,607

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $40,489,035 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 794,746
	Unrealized Depreciation:	(403,762)
	Net Unrealized Appreciation:	$ 390,984

* Non-Income producing security.
** Money market fund; interest rate reflects seven-day effective yield on June 30, 2011.

ETF - Exchange Traded Fund
SPDR - Standard & Poor's Depositary Receipt

                                                    See accompanying notes to financial statements.

                                                   See accompanying notes to financial statements.

	PSI Total Return Fund
	PORTFOLIO OF INVESTMENTS
	June 30, 2011
Shares		Value
	BOND FUNDS - 74.3%
304,688	Dreyfus Bond Market Index Fund	$ 3,241,877
376,465	Eaton Vance Floating-Rate & High Income Fund	3,331,714
40,000	iShares Barclays 1-3 Year Treasury Bond Fund	3,372,000
20,000	iShares Barclays 20+ Year Treasury Bond Fund	1,882,000
67,000	iShares Barclays Aggregate Bond Fund	7,146,890
19,585	iShares Barclays TIPS Bond Fund	2,166,885
193,950	Loomis Sayles Global Bond Fund	3,339,827
294,946	Managers Fixed Income Fund	3,321,096
296,247	PIMCO Total Return Fund	3,255,751
	TOTAL BOND FUNDS (Cost - $31,053,675)	31,058,040
Par Amount
	EXCHANGE TRADED NOTES - 14.1%
$ 1,006,000	Barclays Bank PLC, zero coupon, due 7/24/14 *	1,161,528
2,172,000	Barclays Bank PLC, zero coupon, due 7/24/14 *	2,507,791
2,000,000	Barclays Bank PLC, zero coupon, due 9/3/15 *	2,256,200
	TOTAL EXCHANGE TRADED NOTES (Cost - $5,907,170)	5,925,519
Shares
	SHORT-TERM INVESTMENTS - 13.3%
	MONEY MARKET FUNDS - 13.3%
5,551,084	HighMark Diversified Money Market Fund, 0.02% ** (Cost $5,551,084)	5,551,084

	TOTAL INVESTMENTS - 101.7% (Cost - $42,511,929) (a)	$ 42,534,643
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.7) %	(719,278)
	NET ASSETS - 100.0%	$ 41,815,365

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $42,604,157 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 196,982
	Unrealized Depreciation:	(266,496)
	Net Unrealized Appreciation:	$ (69,514)

* Non-Income producing security.
** Money market fund; interest rate reflects seven-day effective yield on June 30, 2011.

                                                    See accompanying notes to financial statements.

	PSI Strategic Growth Fund
	PORTFOLIO OF INVESTMENTS
	June 30, 2011
Shares		Value
	BOND FUNDS - 9.5%
97,030	Eaton Vance Global Macro Absolute Return Fund	$ 985,823
25,000	iShares Barclays 1-3 Year Treasury Bond Fund	2,107,500
	TOTAL BOND FUNDS (Cost - $3,109,928)	3,093,323

	EQUITY FUNDS - 67.2%
	COMMODITY FUNDS - 4.6%
171,600	PIMCO Commodity RealReturn Strategy Fund	1,499,782

	EMERGING MARKETS - 4.8%
32,503	iShares MSCI Emerging Markets Index Fund	1,547,143

	INTERNATIONAL FUND - 7.2%
33,645	iShares MSCI EAFE Index Fund	2,023,410
30,349	iShares MSCI Japan Index Fund	316,540
		2,339,950
	LARGE CAP GROWTH - 20.5%
51,469	iShares Russell 1000 Index Fund	3,803,044
28,500	Rydex S&P Equal Weight ETF	1,442,670
10,500	SPDR S&P 500 ETF Trust	1,385,685
		6,631,399
	LARGE CAP VALUE - 2.2%
10,576	iShares Russell 1000 Value Index Fund	722,129

	MID CAP GROWTH - 5.3%
9,628	SPDR S&P MidCap 400 ETF Trust	1,708,007

	SMALL CAP GROWTH - 4.5%
17,644	iShares Russell 2000 Index Fund	1,460,923

	SPECIALTY FUNDS - 18.1%
118,812	AQR Managed Futures Strategy Fund	1,177,426
18,660	iShares Dow Jones U.S. Healthcare Sector Index Fund	1,376,548
30,000	SPDR Consumer Staples Select Sector Fund	936,900
15,000	SPDR Dow Jones REIT ETF	999,000
41,562	SPDR Utilities Select Sector Fund	1,391,496
		5,881,370

	TOTAL EQUITY FUNDS (Cost - $21,311,087)	21,790,703
	PSI Strategic Growth Fund
	PORTFOLIO OF INVESTMENTS (Continued)
	June 30, 2011
Par Amount		Value
	EXCHANGE TRADED NOTES - 26.5%
$ 1,600,000	Barclays Bank PLC, zero coupon, due 7/24/14 *	$ 1,847,360
6,000,000	Barclays Bank PLC, zero coupon, due 9/3/15 *	6,768,600
	TOTAL EXCHANGE TRADED NOTES (Cost - $8,505,442)	8,615,960
Shares
	SHORT-TERM INVESTMENTS - 5.8%
	MONEY MARKET FUNDS - 5.8%
1,885,985	HighMark Diversified Money Market Fund, 0.02% ** (Cost $1,885,985)	1,885,985

	TOTAL INVESTMENTS - 109.0% (Cost - $34,812,442) (a)	$ 35,385,971
	LIABILITIES IN EXCESS OF OTHER ASSETS - (9.0) %	(2,924,517)
	NET ASSETS - 100.0%	$ 32,461,454

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $34,820,933 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 630,766
	Unrealized Depreciation:	(65,728)
	Net Unrealized Appreciation:	$ 565,038

* Non-Income producing security.
** Money market fund; interest rate reflects seven-day effective yield on June 30, 2011.

EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poor's Depositary Receipt

                                                     See accompanying notes to financial statements.

	PSI Tactical Growth Fund
	PORTFOLIO OF INVESTMENTS
	June 30, 2011
Shares		Value
	BOND FUNDS - 9.4%
12,000	iShares Barclays 1-3 Year Treasury Bond Fund	$ 1,011,600
2,596	iShares Barclays 7-10 Year Treasury Bond Fund	248,853
10,427	iShares Barclays Aggregate Bond Fund	1,112,248
4,000	ProShares UltraShort 7-10 Year Treasury *	155,560
	TOTAL BOND FUNDS (Cost - $2,527,914)	2,528,261

	EQUITY FUNDS - 73.4%
	ASSET ALLOCATION FUND - 12.5%
211,149	KCM Macro Trends Fund *	2,480,997
17,486	Permanent Portfolio	843,191
		3,324,188
	EMERGING MARKETS - 1.0%
5,449	iShares MSCI Emerging Markets Index Fund	259,372

	INTERNATIONAL FUND - 1.0%
4,261	iShares MSCI EAFE Index Fund	256,257

	LARGE CAP GROWTH - 9.6%
14,127	ProShares Ultra Dow30	890,990
6,742	SPDR Dow Jones Industrial Average ETF Trust	834,862
6,358	SPDR S&P 500 ETF Trust	839,065
		2,564,917
	MID CAP GROWTH - 18.5%
44,066	iShares Russell Midcap Growth Index Fund	2,724,601
12,555	SPDR S&P MidCap 400 ETF Trust	2,227,257
		4,951,858
	SMALL CAP GROWTH - 15.5%
20,937	iShares Russell 2000 Growth Index Fund	1,985,875
25,990	iShares Russell 2000 Index Fund	2,151,972
		4,137,847
	PSI Tactical Growth Fund
	PORTFOLIO OF INVESTMENTS (Continued)
	June 30, 2011
Shares		Value
	SPECIALTY FUNDS - 15.3%
15,484	iShares Dow Jones U.S. Healthcare Sector Index Fund	$ 1,142,255
17,568	iShares Dow Jones U.S. Real Estate Index Fund	1,059,350
2,539	iShares Nasdaq Biotechnology Index Fund	270,810
1,800	Oil Services Holders Trust	273,600
12,518	PowerShares DB US Dollar Index Bullish Fund *	265,757
6,696	ProShares Short QQQ *	217,017
8,400	Semiconductor HOLDRS Trust	286,272
4,050	SPDR S&P Metals & Mining ETF	281,110
8,828	SPDR Utilities Select Sector Fund	295,561
		4,091,732

	TOTAL EQUITY FUNDS (Cost - $19,066,497)	19,586,171
Par Value
	EXCHANGE TRADED NOTES - 9.8%
$ 2,260,000	Barclays Bank PLC, zero coupon, due 7/24/14 * (Cost - $2,602,153)	2,609,396
Shares
	SHORT-TERM INVESTMENTS - 14.5%
	MONEY MARKET FUNDS - 14.5%
3,865,420	HighMark Diversified Money Market Fund, 0.02% ** (Cost $3,865,420)	3,865,420

	TOTAL INVESTMENTS - 107.1% (Cost - $28,061,984) (a)	$ 28,589,248
	LIABILITIES IN EXCESS OF OTHER ASSETS - (7.1) %	(1,901,783)
	NET ASSETS - 100.0%	$ 26,687,465

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $28,145,639 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 494,437
	Unrealized Depreciation:	(50,828)
	Net Unrealized Appreciation:	$ 443,609

* Non-Income producing security.
** Money market fund; interest rate reflects seven-day effective yield on June 30, 2011.

EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poor's Depositary Receipt

                                                   See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2011

	PSI	PSI	PSI	PSI
	Market Neutral	Total Return	Strategic Growth	Tactical Growth
	Fund	Fund	Fund	Fund
ASSETS
Investment securities:
At cost	$ 40,467,878	$ 42,511,929	$ 34,812,442	$ 28,061,984
At value	$ 40,880,019	$ 42,534,643	$ 35,385,971	$ 28,589,248
Receivable for securities sold	-	5,606,450	2,280,533	478,113
Receivable for Fund shares sold	183,817	663,304	426,333	564,538
Dividends and interest receivable	701	30,271	5,664	7,067
Prepaid expenses and other assets	18,665	25,497	25,250	24,935
TOTAL ASSETS	41,083,202	48,860,165	38,123,751	29,663,901

LIABILITIES
Payable for securities purchased	-	1,998,854	2,108,240	712,169
Payable for Fund shares redeemed	735,053	4,961,598	3,477,373	2,197,992
Investment advisory fees payable	29,718	33,475	27,599	20,565
Distribution (12b-1) fees payable	7,094	9,151	7,078	5,468
Fees payable to other affiliates	10,463	9,927	10,619	10,269
Shareholder servicing fees payable	4,256	5,491	4,247	3,280
Accrued expenses and other liabilities	27,011	26,304	27,141	26,693
TOTAL LIABILITIES	813,595	7,044,800	5,662,297	2,976,436
NET ASSETS	$ 40,269,607	$ 41,815,365	$ 32,461,454	$ 26,687,465

Net Assets Consist Of:
Paid in capital
[$0 par value, unlimited shares authorized]	$ 39,362,131	$ 42,315,314	$ 30,614,871	$ 25,600,284
Accumulated net investment income (loss)	-	213,407	8,698	(6,724)
Accumulated net realized gain (loss) from
security transactions	495,335	(736,070)	1,264,356	566,641
Net unrealized appreciation of investments	412,141	22,714	573,529	527,264
NET ASSETS	$ 40,269,607	$ 41,815,365	$ 32,461,454	$ 26,687,465

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 40,269,607	$ 41,815,365	$ 32,461,454	$ 26,687,465
Shares of beneficial interest outstanding	3,857,883	4,233,603	2,946,614	2,459,958
Net asset value (Net assets ÷ Shares outstanding),
and redemption price per share (a)	$ 10.44	$ 9.88	$ 11.02	$ 10.85
Maximum offering price per share (maximum sales
charges of 5.75%)	$ 11.08	$ 10.48	$ 11.69	$ 11.51

(a)	Redemptions of shares held less than 30 days may be assessed a redemption fee of 2.00%.

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
For the Period Ended June 30, 2011 (a)

	PSI	PSI	PSI	PSI
	Market Neutral	Total Return	Strategic Growth	Tactical Growth
	Fund	Fund	Fund	Fund
INVESTMENT INCOME
Dividends	$ 239,111	$ 1,015,196	$ 581,929	$ 216,926
Interest	733	2,190	1,120	1,962
TOTAL INVESTMENT INCOME	239,844	1,017,386	583,049	218,888

EXPENSES
Investment advisory fees	197,131	268,382	254,564	171,926
Distribution (12b-1) fees	49,283	74,551	63,641	42,982
Registration fees	37,305	32,261	32,261	31,955
Administrative services fees	36,022	36,325	36,113	37,013
Shareholder servicing fees	29,570	44,730	38,184	25,789
Professional fees	20,940	21,301	21,148	20,190
Accounting services fees	20,345	22,182	21,399	20,503
Transfer agent fees	15,081	14,892	15,942	14,681
Compliance officer fees	11,692	15,142	13,391	11,141
Trustees' fees	5,960	5,210	5,960	5,960
Printing expenses	5,296	5,732	5,732	5,322
Custodian fees	4,552	5,002	4,552	4,552
Insurance expense	3,655	2,743	2,743	2,743
Other expenses	2,305	2,305	2,313	2,305
TOTAL EXPENSES	439,137	550,758	517,943	397,062
Less: Fees waived/expenses reimbursed by Advisor	(68,237)	(33,787)	(39,017)	(73,531)
NET EXPENSES	370,900	516,971	478,926	323,531

NET INVESTMENT INCOME (LOSS)	(131,056)	500,415	104,123	(104,643)

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS

Net realized gain (loss) from security transactions	920,418	(774,275)	1,461,285	946,122
Distributions of realized gains by underlying
investment companies	-	36,791	7,386	1,687
	920,418	(737,484)	1,468,671	947,809
Net change in unrealized appreciation
on investments	412,141	22,714	573,529	527,264

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS	1,332,559	(714,770)	2,042,200	1,475,073

NET INCREASE (DECREASE) IN NET ASSETS	$ 1,201,503	$ (214,355)	$ 2,146,323	$ 1,370,430

(a)	The Funds commenced operations on August 23, 2010.

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	PSI Market	PSI Total	PSI Strategic	PSI Tactical
	Neutral Fund	Return Fund	Growth Fund	Growth Fund
	For the	For the	For the	For the
	Period Ended	Period Ended	Period Ended	Period Ended
	June 30, 2011 (a)	June 30, 2011 (a)	June 30, 2011 (a)	June 30, 2011 (a)
FROM OPERATIONS
Net investment income (loss)	$ (131,056)	$ 500,415	$ 104,123	$ (104,643)
Net realized gain (loss) from security transactions	920,418	(774,275)	1,461,285	946,122
Distributions of realized gains by underlying
investment companies	-	36,791	7,386	1,687
Net change in unrealized appreciation
of security transactions	412,141	22,714	573,529	527,264
Net increase (decrease) in net assets resulting from operations	1,201,503	(214,355)	2,146,323	1,370,430

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	-	(289,861)	(99,370)	(374)
From net realized gains	(298,193)	-	(204,553)	(286,908)
Net decrease in net assets from distributions to shareholders	(298,193)	(289,861)	(303,923)	(287,282)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	52,319,674	54,546,036	38,863,744	32,119,253
Net asset value of shares issued in reinvestment
of distributions	298,193	289,861	303,923	287,282
Redemption fee proceeds	16,730	2,641	374	164
Payments for shares redeemed	(13,268,300)	(12,518,957)	(8,548,987)	(6,802,382)
Net increase in net assets from shares of beneficial interest	39,366,297	42,319,581	30,619,054	25,604,317

TOTAL INCREASE IN NET ASSETS	40,269,607	41,815,365	32,461,454	26,687,465

NET ASSETS
Beginning of Period	-	-	-	-
End of Period*	$ 40,269,607	$ 41,815,365	$ 32,461,454	$ 26,687,465
* Includes accumulated net investment income (loss) of:	$ -	$ 213,407	$ 8,698	$ (6,724)

SHARE ACTIVITY
Class A:
Shares Sold	5,131,420	5,468,443	3,692,127	3,065,690
Shares Reinvested	29,583	29,578	27,430	26,799
Shares Redeemed	(1,303,120)	(1,264,418)	(772,943)	(632,531)
Net increase in shares of beneficial interest outstanding	3,857,883	4,233,603	2,946,614	2,459,958

(a) The Funds commenced operations on August 23, 2010.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Period Ended June 30, 2011 (1)

	PSI Market	PSI Total		PSI Strategic		PSI Tactical
Class A Shares	Neutral Fund	Return Fund		Growth Fund		Growth Fund
Net asset value, beginning of period	$ 10.00	$ 10.00		$ 10.00		$ 10.00

Activity from investment operations:
Net investment income (2)	(0.06)	0.14		0.04		(0.06)
Net realized and unrealized
gain (loss) on investments	0.62	(0.18)		1.09		1.06
Total from investment operations	0.56	(0.04)		1.13		1.00

Paid-in-Capital from redemption fees	0.01	0.00	(3)	0.00	(3)	0.00	(3)

Less distributions from:
Net investment income	-	(0.08)		(0.04)		(0.00)	(3)
Net realized gains	(0.13)	-		(0.07)		(0.15)
Total distributions	(0.13)	(0.08)		(0.11)		(0.15)

Net asset value, end of period	$ 10.44	$ 9.88		$ 11.02		$ 10.85

Total return (4,5)	5.72%	(0.37)%		11.29%		10.05%

Net assets, end of period (000's)	$ 40,270	$ 41,815		$ 32,461		$ 26,687

Ratio of gross expenses to average
net assets (6,7)	2.25%	1.86%		2.05%		2.33%
Ratio of net expenses to average
net assets (6,7)	1.90%	1.75%		1.90%		1.90%
Ratio of net investment income
to average net assets (6,7)	(0.67)%	1.69%		0.41%		(0.61)%

Portfolio Turnover Rate (5)	8,039%	198%		328%		1,839%

(1) The Funds commenced operations on August 23, 2010.
(2)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the period.
(3) Amount represents less than $0.01 per share.
(4)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(5) Not annualized.
(6) Annualized.
(7)	The ratios shown do not include the Fund's proportionate shares of the expenses of the underlying funds in which the Fund invests.

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

June 30, 2011

1.

ORGANIZATION

The PSI Market Neutral Fund (“MNF”), the PSI Total Return Fund (“TRF”), the PSI Strategic Growth Fund (“SGF”) and the PSI Tactical Growth Fund (“TGF”), (collectively the “Funds”), are each a series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as non-diversified open-end management investment companies.  MNF seeks positive absolute returns with less volatility than the S&P 500 Index.  TRF seeks total return from income and capital appreciation.  SGF primarily seeks long-term capital appreciation and secondarily, capital preservation.  TGF primarily seeks total return from income and capital appreciation and secondarily, capital preservation.

The Funds currently offer Class A shares.  Class A shares are offered at net asset value plus a maximum sales charge of 5.75%.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.

If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith and evaluated as to the reliability of the fair value method used by the Board on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2011

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end and closed-end investment companies (the “Underlying Funds”).  Open-end mutual funds are valued at their respective net asset values as reported by such investment companies.  The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2011

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of

June 30, 2011 for the Funds’ assets and liabilities measured at fair value:

PSI Market Neutral Fund

Assets*	Level 1	Level 2	Level 3	Total
Bond Funds	$ 2,697,516	$ -	$ -	$ 2,697,516
Equity Funds	36,321,315	-	-	36,321,315
Short-Term Investments	1,861,188	-	-	1,861,188
Total	$ 40,880,019	$ -	$ -	$ 40,880,019

PSI Total Return Fund

Assets*	Level 1	Level 2	Level 3	Total
Bond Funds	$ 31,058,040	$ -	$ -	$ 31,058,040
Exchange Traded Notes	-	5,925,519	-	5,925,519
Short-Term Investments	5,551,084	-	-	5,551,084
Total	$ 36,609,124	$ 5,925,519	$ -	$ 42,534,643

PSI Strategic Growth Fund

Assets*	Level 1	Level 2	Level 3	Total
Bond Funds	$ 3,093,323	$ -	$ -	$ 3,093,323
Equity Funds	21,790,703	-	-	21,790,703
Exchange Traded Notes	-	8,615,960	-	8,615,960
Short-Term Investments	1,885,985	-	-	1,885,985
Total	$ 26,770,011	$ 8,615,960	$ -	$ 35,385,971

PSI Tactical Growth Fund

Assets*	Level 1	Level 2	Level 3	Total
Bond Funds	$ 2,528,261	$ -	$ -	$ 2,528,261
Equity Funds	19,586,171	-	-	19,586,171
Exchange Traded Notes	-	2,609,396	-	2,609,396
Short-Term Investments	3,865,420	-	-	3,865,420
Total	$ 25,979,852	$ 2,609,396	$ -	$ 28,589,248

The Funds did not hold any Level 3 securities during the period.  There were no transfers into or out of Level 1 or Level 2 during the period.  It is the Funds’ policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

*Refer to the Portfolios of Investments for security classifications.

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2011

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date.  Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Exchange Traded Notes - The Funds may invest in exchange traded notes (“ETNs”).    ETNs are a type of debt security that is linked to the performance of underlying securities.  The risks of owning ETNs generally reflect the risks of owning the underlying securities they are designed to track.  In addition, ETNs are subject to credit risk generally to the same extent as debt securities.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  These reclassifications have no effect on net assets, results from operations or net asset value per share of the Funds.  Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders.  Therefore, no provision for Federal income tax is required.  The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Funds’ 2010 tax returns. The Funds identified their major tax jurisdictions as U.S. Federal and the state of Nebraska.

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2011

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Portfolio.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.

INVESTMENT TRANSACTIONS

For the period ended June 30, 2011, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments amounted to the following:

Fund

  Purchases

     Sales

PSI Market Neutral Fund

 $ 1,685,977,183

        $ 1,648,297,949

PSI Total Return  Fund

         97,705,816

                59,970,696

PSI Strategic Growth Fund

       123,654,340

                92,189,168

PSI Tactical Growth Fund

       343,516,628

              320,266,147

4.

INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Funds are overseen by the Board, which is responsible for the overall management of the Funds. Portfolio Strategies, Inc. serves as the Funds’ investment advisor (the “Advisor”).  The Funds have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services.  A Trustee and certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2011

Pursuant to an advisory agreement with each Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of MNF, SGF and TGF average daily net assets, and 0.90% of TRF average daily net assets.

Pursuant to the Operating Expenses Limitation Agreement (“Waiver Agreement”), the Advisor has contractually agreed, at least until January 31, 2012 to waive a portion of its advisory fees and if necessary, reimburse the Funds for other expenses to the extent necessary so that the total expenses incurred by the Funds (excluding brokerage fees and commissions, acquiring fund fees and expenses, borrowing costs such as interest and dividend expense on securities sold short, taxes or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Funds’ business) do not exceed 1.90% per annum for the PSI Market Neutral Fund, PSI Strategic Growth Fund and PSI Tactical Growth Fund and 1.75% per annum for the PSI Total Return Fund.  During the period ended June 30, 2011, the Advisor waived/reimbursed fees for the Funds as follows:

If the Advisor waives any fees or reimburses any expenses and any operating expenses are subsequently lower than their respective expense limitation, the Advisor shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause the Fund’s operating expenses to exceed the respective expense limitation.  The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement).  The Board may terminate this expense reimbursement arrangement at any time.

During the period ended June 30, 2011, the Advisor had the following fee waivers and expense reimbursements subject to recapture:

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2011

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Funds at an annual rate of 0.25% of its average daily net assets for Class A shares and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and-or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Advisor.  The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.  In addition, the Funds have adopted a Shareholder Servicing Plan which provides for the payment of a shareholder service fee at an annualized rate of up to 0.15% of the average daily net assets attributable to the Class A shares.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares and is an affiliate of GFS.

Each Fund pays its pro-rata share of a total fee of $12,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. Each Fund pays the chairperson of the audit committee its pro-rata share of an additional $2,500 per quarter.   The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting and transfer agency services to the Funds as follows:

Administration.  The Funds each pay GFS an asset-based fee in decreasing amounts as each Fund’s assets reach certain breakpoints.  Each Fund is subject to a minimum annual fee.  Each Fund also pays GFS for any out-of-pocket expenses.  Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $40,000 per annum or

-    10 basis points or 0.10% per annum on the first $100 million of net assets

-    8 basis points or 0.08% per annum on the next $150 million of net assets

-    6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of each Fund for the previous month. The Funds each pay GFS a base annual fee of $24,000 plus a basis point fee in decreasing amounts as each Fund’s assets reach certain breakpoints, as follows:

-     2 basis points or 0.02% per annum on net assets of $25 million to $100 million

-     1 basis points or 0.01% per annum on net assets greater than $100 million

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2011

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Funds each pay GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

-

The greater of the annual minimum or per account charges.   The annual minimum is $15,000 per class of shares and the per-account charge is $14.00 for open accounts, $2.00 for closed accounts.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust.  Under the terms of such agreement, NLCS receives from the Funds an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  The expenses incurred for compliance services pursuant to the Trust’s Agreement with NLCS, for the period ended June 30, 2011, are summarized in the table below.  Such fees are included in the line item marked “Compliance officer fees” on the Statement of Operations in this shareholder report.

GemCom, LLC (“GemCom”)

GemCom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.  Fees GemCom collected for EDGAR and printing services performed, for the period ended June 30, 2011, are summarized in the table below.  Such fees are included in the line item marked “Printing expenses” on the Statement of Operations in this shareholder report.

5.

REDEMPTION FEES

The Funds may assess a short-term redemption fee of 2.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the specific Fund in which the short-term redemption fee occurs.  For the period ended June 30, 2011, MNF, TRF, SGF and TGF assessed $16,730, $2,641, $374, and $164 in redemption fees, respectively.

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2011

6.   DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions for the period ended June 30, 2011 was as follows:

As of June 30, 2011, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation is primarily attributable to the tax deferral of losses on wash sales.  The difference between book basis and tax basis undistributed ordinary income is primarily attributable to the tax treatment of short-term capital gains and grantor trust adjustments.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The PSI Total Return Fund and PSI Tactical Growth Fund incurred and elected to defer $633,277 and $692, respectively, of such capital losses.

At June 30, 2011, the PSI Total Return Fund had a capital loss carry forward for federal income tax purposes available to offset future capital gains.  The capital loss carry forwards will expire on the dates indicated below:

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2011

Permanent book and tax differences, primarily attributable to non-deductible expenses, net operating losses, partnership adjustments, and reclassification of ordinary income distributions, resulted in reclassification for the tax year ended June 30, 2011 for as follows:

7.    NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in U.S. generally accepted accounting principles (“GAAP”) and the International Financial Reporting Standards (“IFRSs”).  ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.  Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

8.  SUBSEQUENT EVENTS

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees

PSI Funds

(Northern Lights Fund Trust)

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of PSI Market Neutral Fund, PSI Strategic Growth Fund, PSI Tactical Growth, and PSI Total Return Fund (the “Funds”), each a series of the Northern Lights Fund Trust, as of June 30, 2011, and the related statements of operations and changes in net assets, and financial highlights for the period August 23, 2010 (commencement of operations) through June 30, 2011.  These financial statements and financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of June 30, 2011 by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of PSI Market Neutral Fund, PSI Strategic Growth Fund, PSI Tactical Growth Fund, and PSI Total Return Fund as of June 30, 2011, the results of their operations, changes in their net assets, and financial highlights for the period August 23, 2010 (commencement of operations) through June 30, 2011, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

Westlake, Ohio

August 26, 2011

EXPENSE EXAMPLES

June 30, 2011 (Unaudited)

As a shareholder of the PSI Market Neutral Fund, the PSI Total Return Fund, the PSI Strategic Growth Fund or the PSI Tactical Growth Fund you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  These examples are intended to help you understand your ongoing costs (in dollars) of investing in the PSI Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2011 through June 30, 2011.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on each of the PSI Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11 – 6/30/11	Expense Ratio During Period** 1/1/11 – 6/30/11
PSI Market Neutral Fund	$1,000.00	$1,035.70	$9.59	1.90%
PSI Total Return Fund	$1,000.00	$1,005.10	$8.70	1.75%
PSI Strategic Growth Fund	$1,000.00	$993.70	$9.39	1.90%
PSI Tactical Growth Fund	$1,000.00	$1,012.10	$9.48	1.90%

Hypothetical (5% return before expenses)	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11 – 6/30/11	Expense Ratio During Period** 1/1/11 – 6/30/11
PSI Market Neutral Fund	$1,000.00	$1,015.37	$9.49	1.90%
PSI Total Return Fund	$1,000.00	$1,016.12	$8.75	1.75%
PSI Strategic Growth Fund	$1,000.00	$1,015.37	$9.49	1.90%
PSI Tactical Growth Fund	$1,000.00	$1,015.37	$9.49	1.90%

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

**Annualized.

SUPPLEMENTAL INFORMATION

June 30, 2011 (Unaudited)

Approval of Advisory Agreement – PSI Funds

In connection with a regular meeting held on May 19, 2010, the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Portfolio Strategies, Inc. (“PSI” or the “Adviser”) and the Trust, on behalf of PSI Market Neutral Fund (“PSI Neutral”),  PSI Total Return Fund (“PSI Total Return”), PSI Strategic Growth Fund (“PSI Strategic”) and PSI Tactical Growth Fund (“PSI Tactical”) (PSI Neutral, PSI Total Return, PSI Strategic and PSI Tactical are collectively referred to as the “PSI Funds” or the “Funds”).  In considering the proposed Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement. These materials included: (a) information on the investment performance of the Adviser’s separately managed accounts and appropriate indices with respect to the PSI Funds; (b) the resources available with respect to compliance with the Funds’ investment policies and restrictions and with policies on personal securities transactions; (c) the overall organization of the Adviser; and (d) the financial condition of the Adviser.

In their consideration of the proposed Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered by the Board, which included the following:

Nature, Extent and Quality of Services.  A presentation was given by representatives of the Adviser regarding the Funds’ investment strategies.  The Trustees discussed the extent of the Adviser’s research capabilities and the experience of its Fund management personnel.  The Trustees concluded that the Adviser has the ability to provide a level of service consistent with the Board’s expectations.

 Performance.  Because the Funds have not yet commenced operations, the Trustees could not consider the investment performance of the Funds.  However, the Board, including the Independent Trustees, considered the Adviser’s performance of its separately managed accounts, as well as other factors relating to the Adviser’s track record. The Board concluded that the Adviser has potential to deliver favorable performance.

 Fees and Expenses.  The Board noted that the Adviser would charge a 1.00% annual advisory fee based on the average net assets of the PSI Neutral, PSI Strategic and PSI Tactical, and a 0.90% annual advisory fee based on the average net assets of PSI Total Return.  The Trustees reviewed information regarding fees and expenses of comparable funds and concluded that each Fund’s proposed advisory fee and expense ratio were acceptable in light of the quality of the services the Funds expect to receive from the Adviser, and the level of fees paid by a peer group of other similarly managed mutual funds.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Funds and whether there is potential for realization of any further economies of scale.  It was the consensus of the Board that based on the anticipated size of the Funds for the initial two years of its Advisory Agreement, economies of scale was not a relevant consideration.

Profitability.  The Board, including the Independent Trustees, considered the anticipated profits to be realized by the Adviser in connection with the operation of the Funds and whether the amount of profit is a fair entrepreneurial profit for the management of the Funds. They also considered the profits to be realized by the Adviser from other activities related to the Funds. The Trustees concluded that because of the Funds’ expense limitation agreement and the expected asset levels, they were satisfied that the Adviser’s level of profitability from its relationship with the Funds would not be excessive.

Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that approval of the Advisory Agreement is in the best interests of the Trust.

TRUSTEES AND OFFICERS

June 30, 2011 (Unaudited)

This chart provides information about the Trustees and Officers who oversee the Fund.  Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.  The term of office of each Trustee listed below began during the year 2005 and will continue indefinitely. Unless otherwise noted, the address of each Trustee and Officer is 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137.

Independent Trustees
Name (Age) Address Position held with the Fund Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee
L. Merill Bryan (67) Trustee since 2005 Retired. Formerly, Senior Vice President and Chief Information Officer of Union Pacific Corporation (a railroad company)(1966-2005) Other Directorships: AdvisorOne Funds (10 portfolios); Ladenburg Thalmann Alternative Strategies Fund	90
Anthony J. Hertl (61) Trustee since 2005 Consultant to small and emerging businesses (since 2000). Other Directorships: AdvisorOne Funds (10 portfolios); Ladenburg Thalmann Alternative Strategies Fund; Satuit Capital Management Trust; The Z-Seven Fund, Inc. (2007-May 2010); Greenwich Advisors Trust and Global Real Estate Fund	90
Gary W. Lanzen (57) Trustee since 2005 Chief Investment Officer (since 2006); President, Orizon Investment Counsel, LLC (2000-2006); Partner, Orizon Group, Inc. (a financial services company)(2002-2006). Other Directorships: AdvisorOne Funds (10 portfolios); Ladenburg Thalmann Alternative Strategies Fund	90
Mark H. Taylor (47) Trustee since 2007 Professor, Department of Accountancy, Weatherhead School of Management, Case Western Reserve University (since 2009); John P. Begley Endowed Chair in Accounting, Creighton University (2002-2009); Member, Auditing Standards Board, AICPA (since 2008). Other Directorships: Ladenburg Thalmann Alternative Strategies Fund; Lifetime Achievement Mutual Fund (LFTAX) (Director and Audit Committee Chairman)	90
Interested Trustees and Officers
Michael Miola** (58) Trustee since 2005 Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Gemini Fund Services, LLC; Orion Advisor Services, LLC, CLS Investments, LLC, Gemcom, LLC and Northern Lights Compliance Services, LLC. (since 2003) Other Directorships: AdvisorOne Funds (10 portfolios); Ladenburg Thalmann Alternative Strategies Fund; Constellation Trust Co.	90

TRUSTEES AND OFFICERS (Continued)

June 30, 2011 (Unaudited)

Interested Trustees and Officers (Continued)
Name (Age) Address Position held with the Fund Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee

Andrew Rogers (42)

450 Wireless Blvd.; Hauppauge, NY  11788

President since June 2006

President and Manager, Gemini Fund Services, LLC (since 2006); formerly Senior Vice President and Director of Administration (2001- 2005); Formerly Manager, Northern Lights  Compliance Services, LLC (2006-2008); Manager (since March 2006) and President (since 2004), GemCom LLC

Other Directorships: N/A

N/A

Kevin E. Wolf (41)

450 Wireless Blvd.; Hauppauge, NY  11788

Treasurer since 2006

Director of Fund Administration, Gemini Fund Services, LLC (since 2006); Vice President, Fund Administration, Gemini Fund Services, LLC (2004 - 2006); Vice-President, GemCom, LLC (since 2004). Senior Fund Administrator, Gemini Fund Services, LLC (2001-2004).

Other Directorships: N/A

N/A

James P. Ash (34)

450 Wireless Blvd.; Hauppauge, NY  11788

Secretary since 2011

Director of Legal Administration, Gemini Fund Services, LLC (since 2009); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2006 - 2008).

Other Directorships: N/A

N/A

James Colantino (41)

450 Wireless Blvd.; Hauppauge, NY  11788

Assistant Treasurer since 2006

Vice President (2004 - Present); Senior Fund Administrator (1999-2004), Gemini Fund Services, LLC.

Other Directorships: N/A

N/A

Erik Naviloff (42)

450 Wireless Blvd.; Hauppauge, NY  11788

Assistant Treasurer since 2009

Assistant Vice President, Gemini Fund Services, LLC, since 2007; Senior Accounting Manager, Fixed Income, Dreyfus Corporation, 2002 to 2007.

Other Directorships: N/A

N/A

TRUSTEES AND OFFICERS (Continued)

June 30, 2011 (Unaudited)

Interested Trustees and Officers (Continued)
Name (Age) Address Position held with the Fund Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee

Richard Gleason (34)

450 Wireless Blvd.; Hauppauge, NY  11788

Assistant Treasurer since 2010

Manager of Fund Administration, Gemini Fund Services, LLC (since 2008);

Senior Fund Administrator, Gemini Fund Services, LLC (2005-2008).

Other Directorships: N/A

N/A

Dawn Borelli (38)

450 Wireless Blvd.; Hauppauge, NY  11788

Assistant Treasurer since 2010

Assistant Vice President, Fund Administration, Gemini Fund Services, LLC (since 2010), Assistant Vice President, Global Fund Administration, Legg Mason & Co. LLC (2003 – 2010).

Other Directorships: N/A

N/A

Lynn Bowley (52)

Chief Compliance Officer since 2007

Compliance Officer of Northern Lights Compliance Services, LLC (since 2007); Vice President of Investment Support Services for Mutual of Omaha Companies (2002 – 2006).

Other Directorships: N/A

N/A

* The term “Fund Complex” refers to the Northern Lights Fund Trust and the Northern Lights Variable Trust.

** Michael Miola is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Northern Lights Distributors, LLC .

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-800-711-9164.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-888-928-9774 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-928-9774.

INVESTMENT ADVISOR

Portfolio Strategies, Inc.

1724 W Union Avenue, Suite 200

Tacoma, WA 98405

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, NY 11788

LEGAL COUNSEL

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)

The Registrant’s board of trustees has determined that Anthony J. Hertl and Mark H. Taylor are  audit committee financial experts, as defined in Item 3 of Form N-CSR.  Mr. Hertl and Mr. Taylor are independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2011 - $44,000

(b)

Audit-Related Fees

2011 – None

(c)

Tax Fees

2011 - $8,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2011 - None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2011

Audit-Related Fees:

0.00%

Tax Fees:

0.00%

All Other Fees:

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2011 - $8,000

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

8/29/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

8/29/11

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

8/29/11